Debt (Details Narrative) - USD ($)															3 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 10, 2020	Aug. 07, 2020	Jul. 31, 2020	Jul. 02, 2020	Jul. 01, 2020	Jun. 18, 2020	Jun. 04, 2020	Apr. 29, 2020	Dec. 31, 2018	Dec. 31, 2018	Dec. 21, 2018	Dec. 20, 2018	Nov. 09, 2018	Aug. 31, 2020	Aug. 31, 2019	May 31, 2020	May 31, 2019	Oct. 13, 2020	Jun. 23, 2020	May 12, 2020	May 04, 2020
Debt instrument, default interest rate					10.00%
Repayment of debt					$ 152,500
Number of common stock issued						25,000		85,905							250,000
Interest expenses															$ 154,128	$ 6,675	$ 32,472	$ 23,268
Principal amount of convertible securities								$ 100,000							100,000			$ 500,000
Number of conversion of shares														520,000
Jed Kaplan [Member]
Number of common stock issued	45,000			320,000
Securities Purchase Agreement [Member]
Debt instrument, default interest rate		12.00%
Principal amount of debt instrument		$ 333,333
Number of common stock issued		33,333
Series A-1 Exchange Convertible Note [Member]
Number of conversion of shares											193,648
Series A-1 Exchange Convertible Note [Member] | Accredited Investor [Member]
Debt instrument, default interest rate							12.00%
Number of common stock issued							55,000
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate			12.00%
Debt maturity date			Aug. 07, 2021
Principal amount of debt instrument			$ 333,333
Repayment of debt			333,333
Original issue discount			$ 33,333
Number of common stock issued			33,333
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt			$ 300,000
Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of convertible securities															1,500,000
Debt forgiveness income															$ 300,000		$ 300,000
10% Fixed Convertible Promissory Note [Member]
Debt instrument, default interest rate					10.00%
Principal amount of debt instrument					$ 152,500
Repayment of debt					201,300
Interest repaid					15,200
Prepaid penalties					33,600
Debt interest expenses					73,980
Debt principal					48,800
Interest and prepayment penalties					$ 25,180
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Debt instrument, default interest rate									10.00%
Debt maturity date									Oct. 29, 2020
Principal amount of debt instrument									$ 152,000													$ 152,500
Repayment of debt									152,000
Original issue discount									$ 2,500
Remaining unpaid principal amount percentage									135.00%
Number of common stock issued						10,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Two Tranches [Member]
Debt description									10,000 shares of common stock within three trading days of the Effective Date; and In the event the average of the three volume weighted average prices for the Company's common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.
Number of common stock issued									10,000
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Guaranteed [Member]
Debt instrument, default interest rate									20.00%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Mandatory Default Amount [Member]
Debt instrument, default interest rate	35.00%														35.00%		35.00%
Harbor Gates Note [Member]
Variable Conversion price of common stock description															The "Variable Conversion Price" will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company's common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.		The "Variable Conversion Price" will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company's common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note.
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member]
Original issue discount			$ 82,999				$ 149,500
Interest expenses															$ 30,310
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate							12.00%
Debt maturity date							Jun. 18, 2021
Principal amount of debt instrument							$ 550,000
Repayment of debt							550,000
Original issue discount							$ 55,000
Debt description							The Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company's common stock to the Holder as additional consideration.
Number of common stock issued							55,000
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Holders [Member]
Debt instrument, default interest rate			125.00%				125.00%
Equity method investment, ownership percentage			4.99%				4.99%
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Holders [Member] | Minimum [Member]
Debt instrument, default interest rate			15.00%				15.00%
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Lenders [Member]
Interest expenses															23,477
Kaplan Promissory Note [Member]
Principal amount of debt instrument																					$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, default interest rate																					3.00%
Principal amount of debt instrument	$ 25,272														$ 25,272		$ 64,728		$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage	10.00%														10.00%					10.00%	5.00%
Debt instrument, effective interest percentage																					10.00%
Series A 1 Exchange Convertible Note [Member]
Number of conversion of shares										193,648
Series A 1 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Debt instrument, default interest rate													2.67%
Principal amount of convertible securities												$ 500,000	$ 500,000
Description of payment terms												The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to the Holder's account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.	The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by Maxim in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to Maxims' account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.
Conversion price													$ 1.93
Description of restrictive conversion terms												The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from the Holder to the Company, that percentage could increase to 9.99%.	The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in Maxim beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from Maxim to the Company, that percentage could increase to 9.99%.
Series A 2 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of convertible securities												$ 1,000,000	$ 1,000,000
Conversion price													$ 1.93
Description of conversion terms												Automatically adjusted to the lower of (i) the conversion price then in effect and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.	Automatically adjusted to the lower of (i) the conversion price then in effect, and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.
Promissory Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of debt instrument	$ 1,800,000														$ 1,800,000		$ 1,800,000
Maxim Note [Member]
Debt instrument, default interest rate							10.00%
Debt description							The Parties agreed to the following: (i) Maxim's resale of the Company's common stock (the "Common Stock") underling the Maxim Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Maxim Note was extended to December 31, 2020, (iii) the principal amount of the Maxim Note was increased by $100,000, and (iv) the reference to "$1.93" in Section 4(b) of the Maxim Note was replaced with "$1.15".
Debt interest expenses															18,044
Debt principal															900,000
Interest and prepayment penalties															$ 55,869